Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Revenue from advertisement	$ 2,546,572	$ 111,996	$ 4,270,233
Contract assets of accrued income amount	5,667,727	1,406,015	2,365,013
Deferred revenue	3,979,613	3,458,753	$ 4,536,370
Contract liability balance	$ 3,458,753	$ 4,536,370